Income taxes Income Taxes (Tables)	7 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
The following table sets forth the components of our deferred tax assets (in thousands):

December 31, 2012
Net Operating Loss Carry-Forwards	$19
Accrued Expenses	16
Gross Deferred Tax Asset	35
Valuation Allowance	(35)
Net Deferred Tax Asset	$—

Schedule of Effective Income Tax Rate Reconciliation
The following table sets for the reconciliation of the statutory U.S. federal income tax rate to our effective income tax rate:

June 7, 2012 (Inception) to December 31, 2012
U.S. Federal Income Tax Rate	(35.0)%
State and Local Income Tax Rates	(3.9)%
Valuation Allowance	38.9%
Effective Income Tax Rate	—%